Commitment (Details) ¥ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)
Commitment (Details) [Line Items]
Total consideration			$ 18.1	¥ 125.0
Deposit									$ 2.2	¥ 15.0
Annual interest							7.00%	7.00%
Interest expense									1.1	7.8
Facilities and infrastructure consideration											$ 12.4	¥ 85.2
Total paid							$ 15.9	¥ 109.6
Prepayment for purchase							3.5	24.4
Remaining payments							$ 6.0	¥ 41.8
Offering and working capital, percentage							30.00%	30.00%
Payment							$ 6.0	¥ 41.8
Immaterial Asset Acquisitions [Member]
Commitment (Details) [Line Items]
Acquisition price							$ 6.8	¥ 47.0	$ 7.5	¥ 52.0
Forecast [Member]
Commitment (Details) [Line Items]
Total consideration	$ 21.9	¥ 151.4
Annual interest	7.00%	7.00%
Forecast [Member] | Immaterial Asset Acquisitions [Member]
Commitment (Details) [Line Items]
Acquisition price					$ 1.6	¥ 11.0